REDEMPTION RIGHT LIABILITIES	12 Months Ended
Dec. 31, 2014
Redemption Right Liabilities.
REDEMPTION RIGHT LIABILITIES

11. REDEMPTION RIGHT LIABILITIES

Redemption right granted to a noncontrolling shareholder

On June 24, 2013, the Group granted a written put option to a noncontrolling corporate shareholder wholly-owned by certain executive officers of the Company to put 24,264,042 ordinary shares of the Company at US$0.3835 per share within 24 months after the completion of the issuance of Series B Preferred Shares (note 18) (the “put option”). In accordance with ASC 480, Distinguishing Liabilities From Equity, the Group recorded the put option at fair value as determined on the day of issuance and subsequently adjusted to fair value at each reporting date. On July 23, 2014, the redemption right granted to a noncontrolling shareholder was cancelled.  As of December 31, 2013 and 2014, the fair value of the put option was RMB3,551 and nil, respectively. A gain of RMB3,576 (US$576) resulting from the change in fair value of the put option was recognized as “Changes in fair value of redemption right granted to a noncontrolling shareholder” in the consolidated statements of comprehensive income for the year ended December 31, 2014.

Redemption right granted to employees

In 2013, the Group granted an aggregate of 3,000,000 Restricted Shares to two employees pursuant to the 2011 Share Award Scheme whereby the employees have the unilateral right to request the Group to repurchase their vested Restricted Shares at a fixed price (note 16). The Restricted Shares are accounted for as tandem awards as they provide the option to put the Restricted Shares back to the Group and therefore, have both an equity and liability component. The liability component is recorded at fair value and re-measured at the end of each reporting period until the earlier of (i) settlement in cash or (ii) when the redemption rights expire on May 26, 2021. As of December 31, 2014, 500,000 restricted shares have been sold in the secondary market, resulting in lapse of corresponding redemption right.  1,500,000 restricted shares have been forfeited because of early termination of one employee. The redemption right liability as of December 31, 2013 and 2014 were RMB2,160 and RMB520 (US$84), respectively. The redemption right liability considers the fair value of the employee’s redemption right as of the end of a reporting period and the number of Restricted Shares underlying the put that have vested to date. Changes in the fair value of the redemption right liability are recorded as share-based compensation expenses and changes in fair value of put options granted to employees (note 16).